10. Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
2016 (remaining)	$12,997
2017	25,994
2018	26,328
2019	17,552

2016	$25,732
2017	25,732
2018	26,064
2019	17,376

Schedule of Employment Agreements
Cumulative Funds Raised1	Effective Monthly Salary %
$100,000	10.0%

$175,000	15.0%

$250,000	25.0%

$375,000	37.5%

$500,000	50.0%

$750,000	62.5%

$1,000,000	75.0%

$1,250,000	87.5%

$1,500,000	100.0%

Cumulative Funds Raised1	Effective Monthly Salary %
$100,000	10.0%
$175,000	15.0%
$250,000	25.0%
$375,000	37.5%
$500,000	50.0%
$750,000	62.5%
$1,000,000	75.0%
$1,250,000	87.5%
$1,500,000	100.0%